Goodwill and Intangible Assets-Goodwill by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Goodwill [Roll Forward]
Beginning Balance	$ 18,073		$ 18,075	[1]
Acquisitions/dispositions	39		(69)	[1]
Foreign currency translation	(245)		50	[1]
Other	2	[2]	17	[2]
Ending Balance	17,869		18,073
Investment Management
Goodwill [Roll Forward]
Beginning Balance	9,473		9,440	[1]
Acquisitions/dispositions	0		0	[1]
Foreign currency translation	(121)		16	[1]
Other	0	[2]	17	[1],[2]
Ending Balance	9,352		9,473
Investment Services
Goodwill [Roll Forward]
Beginning Balance	8,550		8,517	[1]
Acquisitions/dispositions	39		0	[1]
Foreign currency translation	(124)		33	[1]
Other	2	[2]	0	[2]
Ending Balance	8,467		8,550
Other
Goodwill [Roll Forward]
Beginning Balance	50		118	[1]
Acquisitions/dispositions	0		(69)	[1]
Foreign currency translation	0		1	[1]
Other	0	[2]	0	[1],[2]
Ending Balance	$ 50		$ 50

[1]	Includes the reclassification of goodwill associated with the Newton Private Clients business from Investment Management to the Other segment.
[2]	Other changes in goodwill include purchase price adjustments and certain other reclassifications.